MINERAL PROPERTIES, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
	Mineral properties	Plant	Machinery & equipment	Building	Transport & office equipment	Total
Cost

Balance at December 31, 2019	534,222	104,010	76,476	12,956	13,335	740,999

Additions	18,656	2,506	7,762	358	808	30,090
Disposals	-	(71)	(3,235)	-	(1,366)	(4,672)

Balance at December 31, 2020	$552,878	$106,445	$81,003	$13,314	$12,777	$766,417

Additions	40,261	2,838	15,435	1,623	2,113	62,270
Disposals	(81,740)	(11,098)	(9,298)	(1,492)	(2,845)	(106,473)

Balance at December 31, 2021	$511,399	$98,185	$87,140	$13,445	$12,045	$722,214

Accumulated amortization and impairment

Balance at December 31, 2019	489,763	92,196	50,765	9,860	10,082	652,666

Amortization	18,676	4,472	4,471	306	1,286	29,211
Impairments, net	1,896	(1,782)	310	-		424
Disposals	-	(71)	(2,424)	-	(1,344)	(3,839)

Balance at December 31, 2020	$510,335	$94,815	$53,122	$10,166	$10,024	$678,462

Amortization	15,614	3,393	4,947	352	1,202	25,508
Disposals	(81,180)	(10,000)	(8,624)	(1,324)	(2,825)	(103,953)

Balance at December 31, 2021	$444,769	$88,208	$49,445	$9,194	$8,401	$600,017

Net book value
At December 31, 2020	$42,543	$11,630	$27,881	$3,148	$2,753	$87,955
At December 31, 2021	$66,630	$9,977	$37,695	$4,251	$3,644	$122,197